CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY (USD $)	Total	Members' Equity (Deficiency) [Member]	Accumulated Other Comprehensive Loss [Member]	THE ONE GROUP, LLC and Subsidiaries Equity [Member]	Noncontrolling Interests [Member]
Members' Equity at Dec. 31, 2009	$ 5,547,707	$ 787,490		$ 787,490	$ 4,760,217
Members' contribution	3,250,000				3,250,000
Conversion of debt to equity	644,771	644,771		644,771
Members' distributions	(1,609,184)	(119,374)		(119,374)	(1,489,810)
Net (loss) income	721,374	(77,356)		(77,356)	798,730
Members' Equity at Dec. 31, 2010	8,554,668	1,235,531		1,235,531	7,319,137
Members' contribution	157,000				157,000
Members' distributions	(1,495,625)	(253,241)		(253,241)	(1,242,384)
Redemption of member's interest	(230,000)	(230,000)		(230,000)
Net (loss) income	1,866,999	1,002,973		1,002,973	864,206
Members' Equity at Dec. 31, 2011	8,853,042	1,755,263		1,755,263	7,097,779
Members' contribution	1,629,504				1,629,504
Members' distributions	(5,189,593)	(447,940)		(447,940)	(4,741,653)
Gain (loss) on foreign currency translation, net	(12,092)		(12,092)	(12,092)
Net (loss) income	(2,792,114)	(2,346,068)		(2,346,068)	(446,046)
Members' Equity at Dec. 31, 2012	2,488,747	(1,038,745)	(12,092)	(1,050,837)	3,539,584
Members' contribution	520,000				520,000
Members' distributions	(1,383,407)	(568,335)		(568,335)	(815,072)
Gain (loss) on foreign currency translation, net	105,711		105,711	105,711
Net (loss) income	(2,696,529)	(2,627,331)		(2,627,331)	(69,198)
Members' Equity at Sep. 30, 2013	$ (965,478)	$ (4,234,411)	$ 93,619	$ (4,140,792)	$ 3,175,314